Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross Amount	$ 23,488	$ 22,605
Accumulated Depreciation	(17,828)	(18,009)
Net Amount	5,660	4,596
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	84	86
Net Amount	84	86
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	951	995
Accumulated Depreciation	(562)	(567)
Net Amount	389	428
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	3,490	3,545
Accumulated Depreciation	(2,936)	(3,038)
Net Amount	554	507
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	17,085	16,689
Accumulated Depreciation	(13,786)	(13,859)
Net Amount	3,299	2,830
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	395	402
Accumulated Depreciation	(333)	(347)
Net Amount	62	55
Operating Lease Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	314	290
Accumulated Depreciation	(114)	(99)
Net Amount	200	191
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	147	118
Accumulated Depreciation	(97)	(99)
Net Amount	50	19
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Amount	1,022	480
Net Amount	$ 1,022	$ 480